Intangible Assets, net (Tables)	12 Months Ended
Aug. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, net

Intangible assets, net, consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Trademarks and brand names	24,186	48,186
Core curriculum	1,007	1,007
Customer relationship	—	18,000
Non-compete agreement	—	17,100

Total costs	25,193	84,293
Less: accumulated amortization	4,016	10,636

Intangible assets, net	21,177	73,657